EXCEPTIONAL ITEMS	12 Months Ended
Dec. 31, 2024
Exceptional Items
EXCEPTIONAL ITEMS

8.	EXCEPTIONAL ITEMS

	2024	2023	2022
Restructuring (i)	(99.3)	(109.4)	(101.8)
COVID-19 impacts (ii)	-	-	(16.7)
Legal fees (iii)	-	(94.7)	-
Effects of the application of IAS 29 (hyperinflation)	(1.5)	(2.3)	(8.2)
Write-offs of investments (iv)	-	-	(16.6)
Total	(100.8)	(206.4)	(143.3)

(i)	The restructuring expenses primarily relate to organizational alignments as a result of operational improvements, sizing and digitalization efforts in Brazil, LAS, CAC and Canada.

(ii)	COVID-19 expenses refer to: (a) additional administrative expenses required to ensure the safety of the Company’s people (such as an increased frequency of cleaning at the Company’s facilities, or providing alcohol gel and masks for our employees); (b) donations; (c) Company initiatives providing support to certain customer ecosystems where necessary due to the COVID-19 pandemic

(iii)	In 2003 some holders of warrants issued by Cervejaria Brahma filed lawsuits challenging the criteria used to calculate the exercise prices of these warrants. In 2023, the Company obtained some final favorable decisions on this matter, which was already classified as representing a remote likelihood of loss. The amount recorded in this line item refers to the provision for legal fees related to this matter.

(iv)	Refers to the write-off of an investment in a line of business in Canada.

Accounting policies

Exceptional items are those that, based on Management’s judgment, need to be disclosed separately. In determining whether an event or transaction is exceptional, Management considers quantitative as well as qualitative factors, such as the frequency or predictability of occurrence, and the potential impact on the profit or loss. These exceptional items are either disclosed in the income statement, or are disclosed separately in the notes to the financial statements. The transactions that may give rise to exceptional items mainly relate to restructuring activities, amnesties and similar settlements, acquisitions of subsidiaries, impairment losses, and gains or losses on disposals of assets and investments.